Derivative financial instruments - Summary of derivative financial instruments portfolio (assets and liabilities) by type of instrument (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 3,579,124,453	R$ 1,337,200,771
Assets, fair value	R$ 23,733,466	R$ 9,217,155
Percentage of derivative financial assets	10000.00%	10000.00%
Liabilities, notional amount	R$ 3,105,052,651	R$ 1,019,527,567
Liabilities, fair value	R$ 24,785,416	R$ 8,605,409
Percentage of derivative financial liabilities	10000.00%	10000.00%
Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 2,308,283,883	R$ 852,098,826
Liabilities, fair value	R$ 17,970,099	R$ 7,086,946
Percentage of derivative financial liabilities	7400.00%	8400.00%
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 403,391,373	R$ 140,039,765
Liabilities, fair value	R$ 3,448,067	R$ 161,574
Percentage of derivative financial liabilities	1300.00%	1400.00%
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 82,074,317	R$ 13,755,838
Liabilities, fair value	R$ 2,705,166	R$ 839,421
Percentage of derivative financial liabilities	300.00%	100.00%
Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 311,303,078	R$ 13,548,954
Liabilities, fair value	R$ 662,084	R$ 511,167
Percentage of derivative financial liabilities	1000.00%	100.00%
Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount		R$ 84,184
Liabilities, fair value		R$ 6,301
Percentage of derivative financial liabilities		0.00%
Options
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 3,053,641,595	R$ 34,679,065
Assets, fair value	R$ 15,982,949	R$ 296,249
Percentage of derivative financial assets	8500.00%	300.00%
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 392,133,687	R$ 1,253,758,408
Assets, fair value	R$ 3,883,112	R$ 5,542,340
Percentage of derivative financial assets	1100.00%	9400.00%
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 125,343,466	R$ 32,705,136
Assets, fair value	R$ 2,889,964	R$ 2,828,613
Percentage of derivative financial assets	300.00%	200.00%
Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 8,005,705	R$ 16,058,162
Assets, fair value	R$ 977,441	R$ 549,953
Percentage of derivative financial assets	100.00%	100.00%
Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 9,963,173	R$ 1,698,436
Liabilities, fair value	8,300,317	1,642,355
Up to 3 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	5,996,813	1,387,988
Up to 3 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	56,590	53,421
Up to 3 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,216,996	44,526
Up to 3 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	29,918	150,119
Up to 3 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value		6,301
Up to 3 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	6,240,115	73,621
Up to 3 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	381,744	1,209,290
Up to 3 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,508,142	62,729
Up to 3 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	833,172	352,796
From 4 to 12 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	7,342,323	2,636,377
Liabilities, fair value	6,773,980	2,340,407
From 4 to 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	5,601,569	1,781,457
From 4 to 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	842,922	72,349
From 4 to 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	250,030	261,669
From 4 to 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	79,459	224,932
From 4 to 12 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value		0
From 4 to 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	6,455,786	222,628
From 4 to 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	531,023	1,931,618
From 4 to 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	250,756	350,012
From 4 to 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	104,758	132,119
Above 12 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	6,427,970	4,882,342
Liabilities, fair value	9,711,119	4,622,647
Above 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	6,371,717	3,917,501
Above 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,548,555	35,804
Above 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	238,140	533,226
Above 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	552,707	136,116
Above 12 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value		0
Above 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	3,287,048	0
Above 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,970,345	2,401,432
Above 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	131,066	2,415,872
Above 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 39,511	R$ 65,038